Total Capital and Net Income Per Common Unit - Additional Information - Series C-1 and Series D Preferred Units (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 25, 2017 USD ($) tranche $ / shares shares	Jun. 30, 2016 tranche $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 shares
Class of Stock [Line Items]
Repurchase of preferred units | $	$ 260,200
Accrued and unpaid quarterly distributions | $	$ 10,200
Gain on repurchase | $			$ (19,971)
Exercise price of warrants (USD per unit) | $ / shares	$ 0.01
Warrants (units) | shares			6,750,000	6,750,000
Series D Warrant
Class of Stock [Line Items]
Exercise price of warrants (USD per unit) | $ / shares	$ 4.55	$ 6.05	$ 4.55
Warrants (units) | shares	2,250,000
Number of tranches | tranche	1	2
Warrants
Class of Stock [Line Items]
Warrants (units) | shares			6,750,000
Warrants | Teekay Corporation
Class of Stock [Line Items]
General partner's interest (as a percent)			26.00%
Warrants | Resolute Investments Ltd
Class of Stock [Line Items]
General partner's interest (as a percent)			11.00%
Warrants | Brookfield
Class of Stock [Line Items]
General partner's interest (as a percent)			10.00%
Retained Earnings
Class of Stock [Line Items]
Gain on repurchase | $	$ (20,000)
Series C-1 Preferred Units
Class of Stock [Line Items]
Redemption of preferred units (USD per unit) | $ / shares	$ 18.20
Series D Preferred Units
Class of Stock [Line Items]
Redemption of preferred units (USD per unit) | $ / shares	$ 23.75